Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Common stock, par value per share	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, shares issued	55,326,765	38,694,648
Common stock, shares outstanding	55,326,765	38,694,648